Two Roads Shared Trust

Anfield Dynamic Fixed Income ETF

Incorporated herein by reference is the definitive version of the supplement for the Anfield Dynamic Fixed Income ETF pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 19, 2021 (SEC Accession No. 0001580642-21-001283.